MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTIES
Schedule of mineral properties
	Springpole	Birch-Uchi	Duparquet (Note 7(a))	Cameron (Note 4)	Hope Brook (Note 7(b))	Total
Balance as at December 31, 2024	$154,237	$10,446	$55,212	$33,066	$3,098	$256,059
Acquisition	5	273	5,005	-	-	5,283
Concessions, taxes, and royalties	811	-	115	22	4	952
Salaries and share-based payments	3,322	255	1,622	148	-	5,347
Drilling, exploration, and technical consulting	1,695	348	2,210	23	-	4,276
Environmental, assaying, and field supplies	10,127	74	1,550	178	-	11,929
Travel and other expenses	1,840	51	162	5	-	2,058
Total Expenditures	$17,801	$1,001	$10,664	$376	$4	$29,846
Environmental remediation	-	-	2,136	-	-	2,136
Assets held for sale	-	-	-	(27,016)	-	(27,016)
Impairment of assets held for sale	-	-	-	(6,426)	-	(6,426)
Disposal of properties	-	-	-	-	(3,102)	(3,102)
Balance as at December 31, 2025	$172,038	$11,447	$68,012	$-	$-	$251,497

	Springpole	Birch-Uchi	Duparquet (Note 7(a))	Cameron	Hope Brook (Note 7(b))	Total
Balance as at December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$244,234
Acquisition	-	449	-	-	-	450
Concessions, taxes, and royalties	375	-	42	23	-	440
Salaries and share-based payments	1,899	775	1,384	124	-	4,182
Drilling, exploration, and technical consulting	1,140	790	1,817	19	-	3,766
Environmental, assaying, and field supplies	10,581	339	1,771	46	1	12,738
Travel and other expenses	1,285	109	176	6	-	1,576
Total Expenditures	$15,280	$2,463	$5,190	$218	$1	$23,152
Tax recovery and option payments received	-	-	(107)	-	(800)	(907)
Impairment	-	-	-	-	(11,955)	(11,955)
Environmental remediation	-	-	1,535	-	-	1,535
Balance as at December 31, 2024	$154,237	$10,446	$55,212	$33,066	$3,098	$256,059